Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2024
Lease liabilities.
Schedule of current and non current lease liabilities

	March 31,	December 31,
	2024	2023
	$’000	$’000

Current	89,203	91,156
Non‑current	492,475	510,838
Total lease liabilities	581,678	601,994

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

March 31, 2024
Lease liabilities	581,678	1,143,430	102,776	189,721	176,007	674,926

At December 31, 2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421